Document And Entity Information	Oct. 06, 2021
Document Information [Line Items]
Entity, Registrant Name	Rocky Mountain Chocolate Factory, Inc
Document, Type	8-K
Document, Period End Date	Oct. 06, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36865
Entity, Tax Identification Number	47-1535633
Entity, Address, Address Line One	265 Turner Drive
Entity, Address, City or Town	Durango
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	81303
City Area Code	970
Local Phone Number	259-0554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001616262
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	RMCF
Security Exchange Name	NASDAQ
PreferredStockPurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	RMCF
Security Exchange Name	NASDAQ